Inventories - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Cost of sales	$ 8,745	$ 7,552
Inventories recognized as expense	7,700	6,700
Net realizable value of inventories	40	45
Inventory write downs	$ 50	$ 0